FAIR VALUE DISCLOSURES	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
FAIR VALUE DISCLOSURES
Fair Value Disclosures

Fair Value Measurement
The fair value framework as disclosed in the Fair Value Measurements and Disclosure Topic of FASB ASC Topic 825, Financial Instruments (Fair Value Topic), includes a hierarchy which focuses on prioritizing the inputs used in valuation techniques.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1), a lower priority to observable inputs other than quoted prices in active markets for identical assets and liabilities (Level 2), and the lowest priority to unobservable inputs (Level 3).  When determining the fair value measurements for assets and liabilities, First Financial looks to active markets to price identical assets or liabilities whenever possible and classifies such items in Level 1.  When identical assets and liabilities are not traded in active markets, First Financial looks to observable market data for similar assets and liabilities and classifies such items as Level 2.  Certain assets and liabilities are not actively traded in observable markets and First Financial must use alternative techniques, based on unobservable inputs, to determine the fair value and classifies such items as Level 3. The level within the fair value hierarchy is based on the lowest level of input that is significant in the fair value measurement.

The following methods, assumptions and valuation techniques were used by First Financial to measure different financial assets and liabilities at fair value and in estimating its fair value disclosures for financial instruments.

Cash and short-term investments. The carrying amounts reported in the Consolidated Balance Sheets for cash and short-term investments, such as federal funds sold, approximated the fair value of those instruments. The Company classifies cash and short-term investments in Level 1 of the fair value hierarchy.

Investment securities. Investment securities classified as trading and available-for-sale are recorded at fair value on a recurring basis.  Fair value measurement is based upon quoted market prices, when available (Level 1).  If quoted market prices are not available, fair values are measured utilizing independent valuation techniques of identical or similar investment securities.  First Financial compiles prices from various sources who may apply such techniques as matrix pricing to determine the value of identical or similar investment securities (Level 2).  Matrix pricing is a mathematical technique widely used in the banking industry to value investment securities without relying exclusively on quoted prices for the specific investment securities but rather relying on the investment securities’ relationship to other benchmark quoted investment securities.  Any investment securities not valued based upon the methods above are considered Level 3.

First Financial utilizes values provided by third-party pricing vendors to price the investment securities portfolio in accordance with the fair value hierarchy of the Fair Value Topic and reviews the pricing methodologies utilized by the pricing vendors to ensure that the fair value determination is consistent with the applicable accounting guidance.  First Financial’s month-end pricing process includes a series of quality assurance activities where prices are compared to recent market conditions, historical prices and other independent pricing services.  Further, the Company periodically validates the fair values of a sample of securities in the portfolio by comparing the fair values to prices from other independent sources for the same or similar securities.  First Financial analyzes unusual or significant variances, conducts additional research with the pricing vendor, and if necessary, takes appropriate action based on its findings.  The results of the quality assurance process are incorporated into the selection of pricing providers by the portfolio manager.

Loans held for sale. Loans held for sale are carried at the lower of cost or fair value.  These loans currently consist of one-to-four family residential real estate loans originated for sale to qualified third parties.  Fair value is based on the market price or contractual price to be received from these third parties, which is not materially different than cost due to the short duration between origination and sale (Level 2).  As such, First Financial records any fair value adjustments on a nonrecurring basis.  Gains and losses on the sale of loans are recorded as net gains from sales of loans within noninterest income in the Consolidated Statements of Income.

Loans and leases. The fair value of C&I, commercial real estate, residential real estate and consumer loans were estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities or repricing frequency.  The Company classifies the estimated fair value of loans as Level 3 in the fair value hierarchy.

Loans are designated as impaired when, in the judgment of management based on current information and events, it is probable that all amounts due according to the contractual terms of the loan agreement will not be collected.  Impaired loans are specifically reviewed for purposes of determining the appropriate amount of impairment to be allocated to the allowance for loan and lease losses.  Fair value is generally measured based on the value of the collateral securing the loans.  Collateral may be in the form of real estate or business assets including equipment, inventory and accounts receivable.  The vast majority of the collateral is real estate.  The value of real estate collateral is determined utilizing an income or market valuation approach based on an appraisal conducted by an independent, licensed third-party appraiser (Level 3). The value of business equipment is based upon an outside appraisal if deemed significant, or the net book value on the applicable borrower financial statements if not considered significant.  Likewise, values for inventory and accounts receivable collateral are based on borrower financial statement balances or aging reports on a discounted basis as appropriate (Level 3).  Impaired loans allocated to the allowance for loan and lease losses are measured at fair value on a nonrecurring basis.  Any fair value adjustments are recorded in the period incurred as provision for loan and lease losses on the Consolidated Statements of Income.

Fair values for purchased impaired loans were based on a discounted cash flow methodology that consider factors including the type of loan and related collateral, classification status, fixed or variable interest rate, term of loan, whether or not the loan was amortizing and a discount rate reflecting the Company's assessment of risk inherent in the cash flow estimates. These loans are grouped together according to similar characteristics and are treated in the aggregate when applying various valuation techniques. First Financial estimates the cash flows expected to be collected on these loans based upon the expected remaining life of the underlying loans, which includes the effects of estimated prepayments. These cash flow evaluations are inherently subjective as they require material estimates, all of which may be susceptible to significant change.

Fair values for acquired loans accounted for outside of FASB ASC Topic 310-30 were estimated by discounting the future cash flows using current interest rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities or repricing frequency. The carrying amount of accrued interest approximates its fair value.

FDIC indemnification asset. Fair value of the FDIC indemnification asset was estimated using projected cash flows related to the loss sharing agreements based on expected reimbursements for losses and the applicable loss sharing percentages. The expected cash flows are discounted to reflect the uncertainty of the timing and receipt of the loss sharing reimbursement from the FDIC. These cash flow evaluations are inherently subjective as they require material estimates, all of which may be susceptible to significant change. The five year period of loss protection expired for the majority of First Financial's covered commercial loans and covered OREO effective October 1, 2014. The Company classifies the estimated fair value of the indemnification asset as Level 3 in the fair value hierarchy.

Deposits. The fair value of demand deposits, savings accounts and certain money-market deposits represents the amount payable on demand at the reporting date.  The carrying amounts for variable-rate CDs approximated their fair values at the reporting date.  The fair value of fixed-rate CDs was estimated using a discounted cash flow calculation which applies the interest rates currently offered for deposits of similar remaining maturities.  The carrying amount of accrued interest approximates its fair value. The Company classifies the estimated fair value of deposit liabilities as Level 2 in the fair value hierarchy.

Borrowings. The carrying amounts of federal funds purchased and securities sold under agreements to repurchase and other short-term borrowings approximate their fair values.  The Company classifies the estimated fair value of short-term borrowings as Level 1 of the fair value hierarchy.

The fair value of long-term debt is estimated using a discounted cash flow calculation which utilizes the interest rates currently offered for borrowings of similar remaining maturities.  The Company classifies the estimated fair value of long-term debt as Level 2 in the fair value hierarchy.

Derivatives. The fair values of derivative instruments are based primarily on a net present value calculation of the cash flows related to the interest rate swaps at the reporting date, using primarily observable market inputs such as interest rate yield curves.  The discounted net present value calculated represents the cost to terminate the swap if First Financial should choose to do so. Additionally, First Financial utilizes a vendor-developed, proprietary model to value the credit risk component of both the derivative assets and liabilities.  The credit valuation adjustment is recorded as an adjustment to the fair value of the derivative asset or liability on the reporting date. Derivative instruments are classified as Level 2 in the fair value hierarchy.

The estimated fair values of First Financial's financial instruments not measured at fair value on a recurring or nonrecurring basis in the consolidated financial statements were as follows:

	Carrying	Estimated fair value
(Dollars in thousands)	value	Total	Level 1	Level 2	Level 3
December 31, 2015
Financial assets
Cash and short-term investments	$148,575	$148,575	$148,575	$0	$0
Investment securities held-to-maturity	726,259	731,951	0	731,951	0
Other investments	53,725	53,725	0	53,725	0
Loans held for sale	20,957	20,957	0	20,957	0
Loans and leases, net of ALLL	5,335,362	5,381,065	0	0	5,381,065
FDIC indemnification asset	17,630	9,756	0	0	9,756

Financial liabilities
Deposits
Noninterest-bearing	$1,413,404	$1,413,404	$0	$1,413,404	$0
Interest-bearing demand	1,414,291	1,414,291	0	1,414,291	0
Savings	1,945,805	1,945,805	0	1,945,805	0
Time	1,406,124	1,406,489	0	1,406,489	0
Total deposits	6,179,624	6,179,989	0	6,179,989	0
Short-term borrowings	938,425	938,425	938,425	0	0
Long-term debt	119,540	118,691	0	118,691	0

	Carrying	Estimated Fair Value
(Dollars in thousands)	Value	Total	Level 1	Level 2	Level 3
December 31, 2014
Financial assets
Cash and short-term investments	$132,752	$132,752	$132,752	$0	$0
Investment securities held-to-maturity	867,996	874,749	0	874,749	0
Other investments	52,626	52,626	0	52,626	0
Loans held for sale	11,005	11,005	0	11,005	0
Loans and leases, net of ALLL	4,724,377	4,763,619	0	0	4,763,619
FDIC indemnification asset	22,666	12,449	0	0	12,449

Financial liabilities
Deposits
Noninterest-bearing	$1,285,527	$1,285,527	$0	$1,285,527	$0
Interest-bearing demand	1,225,378	1,225,378	0	1,225,378	0
Savings	1,889,473	1,889,473	0	1,889,473	0
Time	1,255,364	1,254,070	0	1,254,070	0
Total deposits	5,655,742	5,654,448	0	5,654,448	0
Short-term borrowings	661,392	661,392	661,392	0	0
Long-term debt	48,241	49,674	0	49,674	0

The following table summarizes the financial assets and liabilities measured at fair value on a recurring basis as follows:

	Fair Value Measurements Using			Assets/Liabilities
(Dollars in thousands)	Level 1	Level 2	Level 3	at Fair Value
December 31, 2015
Assets
Derivatives	$0	$14,111	$0	$14,111
Available-for-sale investment securities	8,583	1,182,059	0	1,190,642
Total	$8,583	$1,196,170	$0	$1,204,753

Liabilities
Derivatives	$0	$14,243	$0	$14,243

	Fair Value Measurements Using			Assets/Liabilities
(Dollars in thousands)	Level 1	Level 2	Level 3	at Fair Value
December 31, 2014
Assets
Derivatives	$0	$11,399	$0	$11,399
Available-for-sale investment securities	8,406	832,062	0	840,468
Total	$8,406	$843,461	$0	$851,867

Liabilities
Derivatives	$0	$13,662	$0	$13,662

Certain financial assets and liabilities are measured at fair value on a nonrecurring basis.  Adjustments to the fair market value of these assets usually result from the application of lower-of-cost-or-market accounting or write-downs of individual assets.  The following table summarizes financial assets and liabilities measured at fair value on a nonrecurring basis:

	Fair Value Measurements Using
(Dollars in thousands)	Level 1	Level 2	Level 3
December 31, 2015
Assets
Impaired loans	$0	$0	$8,008
OREO	0	0	7,598

	Fair Value Measurements Using
(Dollars in thousands)	Level 1	Level 2	Level 3
December 31, 2014
Assets
Impaired loans	$0	$0	$14,096
OREO	0	0	13,094